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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison Covered Call & Equity Strategy Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Madison Funds | September 30, 2018

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Item 1.  Schedule of Investments.

	Shares	Value (Note 1)
COMMON STOCKS - 77.7%
Communication Services - 6.0%
CenturyLink Inc. (A)	191,000	$4,049,200
T-Mobile U.S. Inc. * (A)	76,200	5,347,716
		9,396,916
Consumer Discretionary - 4.4%
Discovery Inc., Class C * (A)	115,200	3,407,616
General Motors Co. (A)	103,200	3,474,744
		6,882,360
Consumer Staples - 3.7%
Archer-Daniels-Midland Co. (A)	65,000	3,267,550
JM Smucker Co./The (A)	24,400	2,503,684
		5,771,234
Energy - 13.8%
Apache Corp. (A)	105,700	5,038,719
Baker Hughes, a GE Co. (A)	119,400	4,039,302
Canadian Natural Resources Ltd. (A)	91,000	2,972,060
EOG Resources Inc. (A)	24,000	3,061,680
Range Resources Corp. (A)	235,600	4,002,844
Transocean Ltd. * (A) (B)	185,000	2,580,750
		21,695,355
Financials - 10.2%
Bank of America Corp. (A)	103,800	3,057,948
Citigroup Inc. (A)	44,300	3,178,082
JPMorgan Chase & Co. (A)	31,000	3,498,040
Northern Trust Corp. (A)	31,000	3,166,030
Regions Financial Corp. (A)	170,000	3,119,500
		16,019,600
Health Care - 7.5%
Baxter International Inc. (A)	23,900	1,842,451
Cerner Corp. * (A)	26,500	1,706,865
CVS Health Corp. (A)	44,800	3,526,656
Gilead Sciences Inc. (A)	20,700	1,598,247
Medtronic PLC (A)	32,000	3,147,840
		11,822,059
Industrials - 3.5%
Delta Air Lines Inc. (A)	40,900	2,365,247
FedEx Corp. (A)	12,900	3,106,191
		5,471,438
Information Technology - 12.8%
Alphabet Inc., Class C * (A)	3,800	4,535,186
Ciena Corp. * (A)	50,000	1,562,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2018

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

First Data Corp., Class A * (A)		129,000	3,156,630
Microsoft Corp. (A)		36,000	4,117,320
QUALCOMM Inc. (A)		48,700	3,507,861
Xilinx Inc. (A)		41,100	3,294,987
			20,173,984
Materials - 11.7%
Alcoa Corp. * (A)		101,100	4,084,440
DowDuPont Inc. (A)		71,800	4,617,458
Freeport-McMoRan Inc. (A)		225,800	3,143,136
Newmont Mining Corp.		114,700	3,463,940
Steel Dynamics Inc. (A)		69,500	3,140,705
			18,449,679
Utilities - 4.1%
AES Corp. (A)		235,000	3,290,000
Sempra Energy (A)		27,500	3,128,125
			6,418,125
Total Common Stocks ( Cost $132,387,226 )			122,100,750
EXCHANGE TRADED FUNDS - 4.1%
Invesco DB Gold Fund *		100,000	3,742,000
VanEck Vectors Gold Miners ETF		140,600	2,603,912
Total Exchange Traded Funds ( Cost $7,319,469 )			6,345,912
INVESTMENT COMPANIES - 19.8%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class		31,170,878	31,170,878
Total Investment Companies ( Cost $31,170,878 )			31,170,878
COLLATERAL FOR SECURITIES ON LOAN - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%		153,900	153,900
Total Collateral for Securities on Loan ( Cost $153,900 )			153,900
TOTAL INVESTMENTS - 101.7% ( Cost $171,031,473 )			159,771,440
TOTAL CALL OPTIONS WRITTEN - (1.7%)			(2,716,939)
NET OTHER ASSETS AND LIABILITIES - 0.0%			25,723
TOTAL NET ASSETS - 100.0%			$157,080,224

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)
A portion of securities on loan with an aggregate value of $526,445; cash collateral (included in liabilities) of $153,900 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $383,867 (see Note 4).

ETF	Exchange Traded Fund.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2018

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Written Option Contracts Outstanding at September 30, 2018
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
AES Corp.	$14.00	10/19/2018	(800)	$ 80,000)	$(20,000)	$(19,252)	$(748)
Alcoa Corp.	45.00	10/19/2018	(342)	(34,200)	(11,970)	(43,104)	31,134
Alcoa Corp.	47.00	10/19/2018	(367)	(36,700)	(5,505)	(66,912)	61,407
Alphabet Inc., Class C	1,200.00	10/19/2018	(18)	(1,800)	(33,030)	(36,693)	3,663
Alphabet Inc., Class C	1,250.00	10/19/2018	(20)	(2,000)	(8,200)	(69,236)	61,036
Apache Corp.	45.00	10/19/2018	(401)	(40,100)	(125,313)	(60,023)	(65,290)
Apache Corp.	50.00	01/18/2019	(656)	(65,600)	(156,784)	(154,877)	(1,907)
Archer-Daniels-Midland Co.	50.00	10/19/2018	(200)	(20,000)	(17,600)	(28,333)	10,733
Archer-Daniels-Midland Co.	50.00	01/18/2019	(418)	(41,800)	(87,362)	(79,563)	(7,799)
Baker Hughes, a GE Co.	36.00	10/19/2018	(597)	(59,700)	(14,925)	(43,581)	28,656
Bank of America Corp.	31.00	10/19/2018	(426)	(42,600)	(6,390)	(49,321)	42,931
Bank of America Corp.	32.00	10/19/2018	(430)	(43,000)	(1,935)	(27,518)	25,583
Bank of America Corp.	32.00	01/18/2019	(182)	(18,200)	(10,010)	(16,556)	6,546
Baxter International Inc.	75.00	10/19/2018	(187)	(18,700)	(47,685)	(20,604)	(27,081)
Baxter International Inc.	80.00	01/18/2019	(26)	(2,600)	(4,654)	(4,853)	199
Canadian Natural Resources Ltd.	35.00	12/21/2018	(49)	(4,900)	(3,430)	(4,114)	684
Canadian Natural Resources Ltd.	35.00	01/18/2019	(455)	(45,500)	(39,812)	(54,383)	14,571
CenturyLink Inc.	22.00	10/19/2018	(835)	(83,500)	(19,622)	(51,974)	32,352
CenturyLink Inc.	23.00	10/19/2018	(835)	(83,500)	(5,010)	(51,273)	46,263
CenturyLink Inc.	23.00	01/18/2019	(240)	(24,000)	(13,440)	(13,283)	(157)
Cerner Corp.	67.50	10/19/2018	(64)	(6,400)	(960)	(7,654)	6,694
Cerner Corp.	67.50	01/18/2019	(35)	(3,500)	(6,387)	(6,614)	227
Ciena Corp.	28.00	10/19/2018	(454)	(45,400)	(148,685)	(39,071)	(109,614)

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2018

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Citigroup Inc.	75.00	01/18/2019	(443)	(44,300)	(104,770)	(139,085)	34,315
CVS Health Corp.	77.50	10/19/2018	(448)	(44,800)	(105,952)	(62,587)	(43,365)
Delta Air Lines Inc.	55.00	10/19/2018	(210)	(21,000)	(71,400)	(36,240)	(35,160)
Delta Air Lines Inc.	57.50	10/19/2018	(199)	(19,900)	(33,133)	(27,838)	(5,295)
Discovery Inc., Class C	30.00	10/19/2018	(269)	(26,900)	(16,812)	(26,748)	9,936
Discovery Inc., Class C	32.50	01/18/2019	(883)	(88,300)	(90,508)	(76,741)	(13,767)
DowDuPont Inc.	70.00	10/19/2018	(718)	(71,800)	(4,667)	(109,837)	105,170
EOG Resources Inc.	125.00	10/19/2018	(240)	(24,000)	(102,000)	(42,646)	(59,354)
FedEx Corp.	260.00	10/19/2018	(129)	(12,900)	(2,838)	(52,200)	49,362
First Data Corp.	24.00	10/19/2018	(500)	(50,000)	(37,500)	(40,851)	3,351
First Data Corp.	26.00	10/19/2018	(790)	(79,000)	(5,925)	(42,389)	36,464
Freeport-McMoRan Inc.	16.00	01/18/2019	(1,125)	(112,500)	(58,500)	(61,194)	2,694
General Motors Co.	38.00	10/19/2018	(141)	(14,100)	(564)	(11,134)	10,570
General Motors Co.	39.00	10/19/2018	(516)	(51,600)	(1,290)	(31,902)	30,612
Gilead Sciences Inc.	80.00	01/18/2019	(207)	(20,700)	(58,892)	(47,722)	(11,170)
JM Smucker Co./The	115.00	10/19/2018	(244)	(24,400)	(3,050)	(77,836)	74,786
JPMorgan Chase & Co.	120.00	01/18/2019	(310)	(31,000)	(60,140)	(94,620)	34,480
Medtronic PLC	97.50	10/19/2018	(150)	(15,000)	(28,800)	(22,518)	(6,282)
Medtronic PLC	100.00	01/18/2019	(170)	(17,000)	(49,640)	(55,956)	6,316
Microsoft Corp.	110.00	10/19/2018	(95)	(9,500)	(48,688)	(17,803)	(30,885)
Microsoft Corp.	115.00	10/19/2018	(135)	(13,500)	(23,152)	(25,915)	2,763
Microsoft Corp.	120.00	01/18/2019	(130)	(13,000)	(37,245)	(39,424)	2,179
Northern Trust Corp.	110.00	10/19/2018	(116)	(11,600)	(3,190)	(13,257)	10,067
Northern Trust Corp.	115.00	10/19/2018	(194)	(19,400)	(1,455)	(55,496)	54,041
QUALCOMM Inc.	67.50	10/19/2018	(487)	(48,700)	(239,848)	(95,054)	(144,794)
Range Resources Corp.	17.00	10/19/2018	(670)	(67,000)	(45,225)	(22,931)	(22,294)
Range Resources Corp.	20.00	01/18/2019	(900)	(90,000)	(56,250)	(57,829)	1,579

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2018

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Regions Financial Corp.	20.00	10/19/2018	(1,102)	(110,200)	(2,755)	(40,652)	37,897
Sempra Energy	120.00	10/19/2018	(275)	(27,500)	(2,750)	(31,217)	28,467
Steel Dynamics Inc.	47.00	10/19/2018	(520)	(52,000)	(31,200)	(64,706)	33,506
Steel Dynamics Inc.	47.00	01/18/2019	(175)	(17,500)	(37,625)	(38,319)	694
T-Mobile U.S. Inc.	67.50	10/19/2018	(381)	(38,100)	(120,587)	(64,143)	(56,444)
T-Mobile U.S. Inc.	70.00	10/19/2018	(381)	(38,100)	(54,864)	(39,111)	(15,753)
Transocean Ltd.	15.00	01/18/2019	(1,850)	(185,000)	(158,175)	(162,382)	4,207
Xilinx Inc.	75.00	10/19/2018	(333)	(33,300)	(196,470)	(58,709)	(137,761)
Xilinx Inc.	82.50	01/18/2019	(78)	(7,800)	(32,370)	(26,660)	(5,710)
Total Options Written, at Value					$(2,716,939)	$(2,862,444)	$145,505

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2018

Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Covered Call & Equity Strategy Fund (the "Fund") values securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), which are valued at the NASDAQ official closing price ("NOCP"), and options, which are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their Net Asset Value ("NAV"). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments

•
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classification levels during the period ended September 30, 2018. As of and during the period ended September 30, 2018, the Fund did not hold securities deemed as Level 3 securities.

The following is a summary of the inputs used as of September 30, 2018, in valuing the Fund's investments carried at fair value:

Description	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	9/30/18
Assets:1
Common Stocks	$122,100,750	$-	$-	$122,100,750
Exchange Traded Funds	6,345,912	-	-	6,345,912
Short-Term Investments	31,170,878	-	-	31,170,878
Collateral for Securities on Loan	153,900	-	-	153,900
	$159,771,440	$-	$-	$159,771,440
Liabilities:
Options Written	$(2,716,939)	$-	$-	$(2,716,939)

[1] Please see the Portfolio of Investments for a listing of all securities within each category.

Madison Funds | September 30, 2018

Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

Derivatives not accounted for as hedging instruments	Liability Derivatives Fair Value
Equity contracts- Options written	($2,716,939)

Recently Issued Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is still evaluating the impacts this ASU will have on the financial statements.

3. Federal Income Tax Information: At September 30, 2018, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for the Fund was as follows:

Cost	$171,031,473
Gross appreciation	3,466,894
Gross depreciation	(14,581,422)
Net depreciation	$(11,114,528)

4. Securities Lending: The Board has recently authorized the Fund to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the Fund may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. Government securities, initially equal to at least 102% of the value of the securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default.

As of September 30, 2018, the Fund had securities on loan to brokers/dealers, for which the fund received cash collateral. In addition the fund received non-cash collateral consisting of U.S equity securities of $383,867.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018:

	Remaining Contractual Maturity of the Agreements
	As of September 30, 2018
Securities Lending Transactions	Continuous and Overnight	Up to 30 days	30 - 90 days	Greater than 90 days	Total
Madison Covered Call & Equity Strategy Fund
Common Stocks	$153,900	—	—	—	$153,900

5. Discussion of Risks:

Equity Risk. The value of the securities held by the fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, or factors relating to specific companies in which the fund invests.

Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying

Madison Funds | September 30, 2018

Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a fund’s ability to invest in derivatives or other instruments and adversely affect such fund’s performance and ability to pursue its investment objective.

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behaviour or unexpected events.

As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the fund risks a loss equal to the entire value of the stock.

Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Mid-Cap Company Risk. Mid-Cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the fund's ability to make distributions more frequently than annually from any net realized capital gains by the fund is subject to the Fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the fund's net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the fund's capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder's tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the fund's total assets and may increase the fund's expense ratio.

Financial Leverage Risk. The fund is authorized to utilize leverage through the issuance of preferred shares and/ or the fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund's return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of the NAV and market price of, and dividends on, the common shares than a comparable portfolio without leverage.

Recent Market Developments Risk. Global and domestic financial markets periodically experience episodes of turmoil. Recently, markets have witnessed mostly growing economic activity in developed countries as expectations for continued economic growth have persisted. However, risks to continued economic growth remain. Long-term effects of the UK withdrawal from the European Union, along with ongoing challenges among weaker EU countries, are among risks to growth and currency market stability. The U.S. Federal Reserve continues to pursue a policy of monetary normalization after many years of highly accommodative monetary conditions in the wake of the financial crisis. Any unforeseen departure from expected economic growth or inflation could result in a meaningful change in Fed policy, possibly destabilizing financial markets. Domestic political and global geopolitical risks remain a flashpoint that could ignite market turmoil. Financial markets have come to expect significant legislative developments in the U.S. in

Madison Funds | September 30, 2018

Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

the areas of health care, taxes, and infrastructure spending. Legislative outcomes which depart from expectations could result in increased market volatility. Ongoing fears of terror-related attacks in developed markets, and concerns over geopolitical conflict, especially in Southeast Asia, could contribute to increased market volatility and may have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

Industry Concentration Risk. To the extent that the fund makes substantial investments in a single industry, the fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Cybersecurity Risk. The fund is also subject to cybersecurity risk, which includes the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the fund, the Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The fund, its shareholders, and the Adviser could be negatively impacted as a result of a cybersecurity breach. The fund cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the fund. The fund does monitor this risk closely.

Additional Risks. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the fund.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Covered Call & Equity Strategy Fund

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
  Katherine L. Frank, Principal Executive Officer

Date:  November 13, 2018

By: /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: November 13, 2018